LEASE - Schedule of Prepaid Land Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASE
Land use rights	¥ 464,209	$ 65,382	¥ 464,209
Less: accumulated amortization	(66,350)	(9,345)	(56,723)
Net carrying value	¥ 397,859	$ 56,037	¥ 407,486